Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments (Detail) $ in Thousands													1 Months Ended				3 Months Ended	12 Months Ended
	Jul. 25, 2025 USD ($)	Jul. 25, 2025 CLP ($)	Jul. 21, 2025 USD ($)	Jul. 21, 2025 CLP ($)	Oct. 19, 2023 USD ($)	Oct. 19, 2023 CLP ($)	Dec. 15, 2022 CLP ($)	Oct. 15, 2022 USD ($)	Feb. 15, 2021 USD ($)	Feb. 15, 2021 CLP ($)	Aug. 20, 2019 USD ($)	Aug. 20, 2019 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CLP ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 USD ($)	Dec. 15, 2022 USD ($)
Disclosure Of Other Provisions [Line Items]
Provision amount																					$ 1,269,000
Outstanding balance																		$ 386,224,000		$ 386,359,000
Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Minimum equity requirement																		$ 839,638,000
Tort Liability lawsuit [Member] | Enel Chile SA [Member] | Inversiones Tricahue [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages															$ 80,479,000	$ 72,558,025
Tort Liability lawsuit [Member] | Enel Chile SA [Member] | Inversiones Tricahue Subsidiary [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages																$ 12,431,395	$ 13,789,000
Tort Liability lawsuit [Member] | Enel Green Power Chile Group | Compaa Minera Arbiodo Limitada and Ingenieros y Asesores Limitada
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages													$ 383,847,000	$ 346,067,011
Breach of Contract [Member] | Enel Green Power Chile Group | Ormat Chile SpA
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages			$ 9,903,000	$ 8,927,950
Electrical system overload resulting in fire | Enel Distribucion Chile S.A. [Member] | Importadora y Exportadora Jia Bai Li
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages	$ 16,829,000	$ 15,173,175
Non-compliance with the General Law on Urban Planning and Construction | Geotrmica del Norte [Member] | Ministry Of Housing And Urban Planning
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages									$ 8,226,000	$ 7,416,671
Enel Green Power Chile [Member] | Breach of Contract [Member] | Global Energy Services Siemsa S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages					$ 16,281,000	$ 14,678,489
Enel Green Power Chile [Member] | Breach of Contract [Member] | Aldesa Chile SpA [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages							$ 17,666,839	$ 19,595,000
Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages											$ 42,326,000	$ 38,160,000
Enel Generacion Chile [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Financial expense coverage ratio																		1.85%
Energy purchase commitments [Member]
Disclosure Of Other Provisions [Line Items]
Future energy purchase commitments													$ 12,355,119					$ 16,433,707		$ 16,124,880
Credit Agreement One [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit																		150,000,000
Debt past due, threshold																		150,000,000
Debt past due threshold, principal individually																		150,000,000
Bonds outstanding																		0
Delinquent debts																		150,000,000
Credit Agreement Two [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit																		150,000,000
Debt past due, threshold																		150,000,000
Debt past due threshold, principal individually																		150,000,000
Bonds outstanding																		0
Delinquent debts																		150,000,000
Yankee Bonds [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit																		150,000,000
Debt past due, threshold																		150,000,000
Debt past due threshold, principal individually																		150,000,000
Bonds outstanding																		0
Delinquent debts																		150,000,000
Yankee Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit																		30,000,000
Debt past due threshold, principal individually																		30,000,000
Delinquent debts																		30,000,000
Outstanding balance																		0
Series H And M Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit																		50,000,000
Debt past due threshold, principal individually																		50,000,000
Delinquent debts																		50,000,000
Outstanding balance																		$ 0
Financial debt to capitalization ratio, maximum																		0.64%
Minimum equity requirement																		$ 764,367,000	$ 761,661,000
Equity																		$ 2,773,780,000	$ 2,516,179
Financial expense coverage ratio																		7.90%
Series H And M Bonds [Member] | Enel Generacion Chile [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Financial expense coverage ratio																		0.15%
Series H Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Net asset position																		$ 160,110,000
Series H Bonds [Member] | Enel Generacion Chile [Member] | Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Net asset position																		$ 500,000,000